Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 1,620,336	$ 1,198,082	$ 4,407,058	$ 3,782,028
Loss from operations	(1,620,336)	(1,198,082)	(4,407,058)	(3,782,028)
Other income (expense):
Foreign currency exchange gain (loss)	22	833	(17,638)	(1,475)
Interest income on operating accounts	33		4,821,632	105,681
Reduction of transaction costs incurred in connection with IPO			271,687
Interest income on marketable securities held in Trust Account	2,817,216	109,863
Change in fair value of warrant liabilities	(769,055)	2,382,667	5,509,917	9,381,750
Change in fair value of convertible note	(257,725)		(196,200)
Offering expenses related to warrant issuance				(575,278)
Total other income, net	1,790,491	2,493,363	10,389,398	8,910,678
Net income	$ 170,155	$ 1,295,281	$ 5,982,340	$ 5,128,650
Basic net income per share	$ 0	$ 0.03
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic	26,489,426	34,500,000	34,500,000	28,828,767
Weighted average shares outstanding, Diluted	26,489,426	34,500,000	34,500,000	28,828,767
Basic net income per share	$ 0	$ 0.03	$ 0.14	$ 0.14
Diluted net income per share	$ 0	$ 0.03	$ 0.14	$ 0.14
Class B Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic	8,625,000	8,625,000	8,625,000	8,440,068
Weighted average shares outstanding, Diluted	8,625,000	8,625,000	8,625,000	8,440,068
Basic net income per share	$ 0	$ 0.03	$ 0.14	$ 0.14
Diluted net income per share	$ 0	$ 0.03	$ 0.14	$ 0.14